Right of use assets and related lease liabilities - Narrative (Details)						1 Months Ended							12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Sep. 26, 2019 USD ($) vessel $ / shares shares	Sep. 26, 2019 USD ($) vessel $ / shares shares	Sep. 26, 2019 USD ($) vessel $ / shares shares	Sep. 26, 2019 USD ($) vessel $ / shares shares	Mar. 31, 2021	Apr. 30, 2020 USD ($) agreement	Mar. 31, 2020 USD ($)	Jan. 31, 2020	Mar. 31, 2019 USD ($) vessel	Mar. 31, 2019 USD ($) agreement vessel	Apr. 30, 2017 USD ($)	Dec. 31, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Sep. 30, 2020	Mar. 27, 2020	Sep. 30, 2019 USD ($) vessel	Jan. 01, 2019 USD ($) $ / shares
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels under fixed rate bareboat charter agreements | vessel													7	10
Number of vessels under variable rate bareboat charter agreements | vessel													19		19
Right-of-use assets	$ 807,179,000												$ 764,025,000	$ 807,179,000
Lease liabilities													575,377,000						$ 50,700,000
Equity adjusted for cumulative effect of new accounting principle in period of adoption															$ (2,249,000)
Basic loss per share - IFRS 16 | $ / shares																			$ (0.05)
Diluted loss per share - IFRS 16 | $ / shares																			$ (0.06)
Borrowings	2,415,326,000												$ 2,541,678,000	$ 2,415,326,000
Number of vessels under construction													0	0
Number of shares issued (in shares) | shares													58,369,516
Shares issued as consideration for the Trafigura Transaction															132,614,000
Charterhire													$ 0	$ 0	(4,399,000)
Income from subleasing right-of-use assets													$ 91,800,000	$ 165,800,000	78,800,000
Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel																		19
Consideration paid (received)			$ 803,000,000
Number of vessels under construction					4
Number of vessels delivered | vessel													4	4
Monthly installments			200,000
Prepayments		$ 18,000,000	18,000,000	$ 18,000,000	$ 18,000,000
Vessels are required to maintain a fair value, as determined by the average value of semi-annual appraisals from two approved third party brokers					111.00%
Unscheduled payments to maintain covenants	900,000
Other initial direct cost			2,500,000
Trafigura transaction | Asset acquisition
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable, at present value		$ 531,500,000	$ 531,500,000	$ 531,500,000	$ 531,500,000
Trafigura transaction | London Interbank Offered Rate LIBOR plus margin
Disclosure of finance lease and operating lease by lessee [line items]
Adjustment to interest rate basis		3.50%	3.50%	3.50%	3.50%
Trafigura transaction | From the latter of the date of the Trafigura Transaction or the delivery date of the respective vessel
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel		8	8	8	8
Modified agreement period		8 years
Trafigura transaction | Vessel under construction
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels under construction				4	4
Obligations under the Agreements		$ 138,800,000	$ 138,800,000	$ 138,800,000	$ 138,800,000													$ 138,800,000
Number of shares issued (in shares) | shares		591,254	591,254	591,254	591,254
Price per share (in dollars per share) | $ / shares		$ 29.00	$ 29.00	$ 29.00	$ 29.00
Shares issued as consideration for the Trafigura Transaction			$ 17,100,000
Trafigura transaction | Vessels delivered
Disclosure of finance lease and operating lease by lessee [line items]
Delivered vessels		15	15	15	15
Number of vessels under construction														4
Obligations under the Agreements		$ 531,500,000	$ 531,500,000	$ 531,500,000	$ 531,500,000
Number of shares issued (in shares) | shares		3,981,619	3,981,619	3,981,619	3,981,619
Price per share (in dollars per share) | $ / shares		$ 29.00	$ 29.00	$ 29.00	$ 29.00
Shares issued as consideration for the Trafigura Transaction			$ 115,500,000
Number of vessels delivered									3
Leasehold interest | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels		19	19	19	19
Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets	877,252,000													$ 877,252,000	724,819,000
Borrowings	3,070,271,000												$ 3,145,623,000	3,070,271,000
IFRS 16 - Leases - 7 Handymax (See Note 6) | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	2,247,000												0	2,247,000
IFRS 16 - Leases - $670.0 Million (see Note 6)
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings													670,000,000.0
IFRS 16 - Leases - $670.0 Million (see Note 6) | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	593,291,000	$ 670,000,000.0	$ 670,000,000.0	$ 670,000,000.0	$ 670,000,000.0								546,730,000	593,291,000
IFRS 16 - Leases - 3 MR (See Note 6) | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	36,936,000												$ 29,268,000	36,936,000
Bareboat chartered-in product tankers
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets															24,200,000
Lease liabilities															24,200,000
MR
Disclosure of finance lease and operating lease by lessee [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16																			6.00%
IFRS 16 - Leases - 3 MR (See Note 6) | Bareboat chartered-in product tankers
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | agreement							3
Increase in lease obligation, per vessel							$ 1,900,000
Lease contract term							3 years
Lease payments, daily rate							$ 1,910,000
Handymax
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets								$ 1,600,000
Lease liabilities								$ 1,600,000
Borrowings interest rate								4.03%
Handymax | Two year incremental borrowing rate
Disclosure of finance lease and operating lease by lessee [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16										5.73%	5.73%
Handymax | One year incremental borrowing rate
Disclosure of finance lease and operating lease by lessee [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16										5.81%	5.81%
Handymax | IFRS 16 - Leases - 7 Handymax (See Note 6) | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	$ 2,200,000													$ 2,200,000
Handymax | Bareboat chartered-in product tankers
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels bareboat charter agreements						4		3		7	7
Right-of-use assets										$ 24,200,000	$ 24,200,000
Lease liabilities										$ 24,200,000	$ 24,200,000
Number of bareboat chartered-in vessels one year										3
Number of bareboat chartered-in vessels two years | vessel										4	4
Vessels
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel	135												131	135
Right-of-use assets	$ 790,054,000												$ 752,025,000	$ 790,054,000					$ 48,500,000
Vessels | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets	$ 853,690,000													$ 853,690,000	705,857,000
Vessels | Bareboat chartered-in product tankers
Disclosure of finance lease and operating lease by lessee [line items]
Delivered vessels | vessel	4													4
Vessels | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Sale leaseback transaction, deposit per vessel													$ 4,350,000
Vessels | MR | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Leaseback, daily rate												$ 8,800
Sale leaseback transaction, deposit per vessel												$ 4,350,000
Sale and leaseback, term of lease												8 years
Vessels | Handymax | Bareboat chartered-in product tankers
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate								$ 6,300
MR
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels																1	3
Other initial direct cost														$ 3,000,000
MR | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Prepayments		$ 800,000	$ 800,000	$ 800,000	$ 800,000
Exercise of the purchase options at expiration	$ 138,800,000													138,800,000
MR | Trafigura transaction | Vessel under construction
Disclosure of finance lease and operating lease by lessee [line items]
Equity consideration	$ 17,100,000													$ 17,100,000
MR | Trafigura transaction | Vessels delivered
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels		11	11	11	11
LR2 | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Prepayments		$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
LR2 | Trafigura transaction | Vessels delivered
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels		4	4	4	4
Accumulated deficit
Disclosure of finance lease and operating lease by lessee [line items]
Equity adjusted for cumulative effect of new accounting principle in period of adoption															$ (2,249,000)